Stock-Based Compensation (Deferred Compensation Program) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation	$ 15.4	$ 16.0
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation	0
Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation	6.7
Cash
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation	$ 0.8